Pension and Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Pension and Postretirement Benefit Plans	Pension and Postretirement Benefit Plans
As discussed in Note 1, effective in the first quarter of 2021, 3M made a change in accounting principle for net periodic pension and postretirement plan cost. This impacted the expected return on plan assets and the amortization of net unamortized actuarial gains or losses expense components of net periodic benefit cost. This change was applied retrospectively to all periods presented within 3M’s financial statements.
3M has company-sponsored retirement plans covering substantially all U.S. employees and many employees outside the United States. In total, 3M has over 75 defined benefit plans in 28 countries. Pension benefits associated with these plans generally are based on each participant’s years of service, compensation, and age at retirement or termination. The primary U.S. defined-benefit pension plan was closed to new participants effective January 1, 2009. The Company also provides certain postretirement health care and life insurance benefits for its U.S. employees who reach retirement age while employed by the Company and were employed by the Company prior to January 1, 2016. Most international employees and retirees are covered by government health care programs. The cost of company-provided postretirement health care plans for international employees is not material and is combined with U.S. amounts in the tables that follow.
The Company has made deposits for its defined benefit plans with independent trustees. Trust funds and deposits with insurance companies are maintained to provide pension benefits to plan participants and their beneficiaries. There are no plan assets in the non-qualified plan due to its nature. For its U.S. postretirement health care and life insurance benefit plans, the Company has set aside amounts at least equal to annual benefit payments with an independent trustee.
The Company also sponsors employee savings plans under Section 401(k) of the Internal Revenue Code. These plans are offered to substantially all regular U.S. employees. For eligible employees hired prior to January 1, 2009, employee 401(k) contributions of up to 5% of eligible compensation matched in cash at rates of 45% or 60%, depending on the plan in which the employee participates. Employees hired on or after January 1, 2009, receive a cash match of 100% for employee 401(k) contributions of up to 5% of eligible compensation and receive an employer retirement income account cash contribution of 3% of the participant’s total eligible compensation. All contributions are invested in a number of investment funds pursuant to the employees’ elections. Employer contributions to the U.S. defined contribution plans were $231 million, $201 million and $186 million for 2021, 2020 and 2019, respectively. 3M subsidiaries in various international countries also participate in defined contribution plans. Employer contributions to the international defined contribution plans were $117 million, $103 million and $96 million for 2021, 2020 and 2019, respectively.
In May 2019 (as part of the 2019 restructuring actions discussed in Note 5), the Company began offering a voluntary early retirement incentive program to certain eligible participants of its U.S. pension plans who met age and years of pension service requirements. The eligible participants who accepted the offer and retired by July 1, 2019 received an enhanced pension benefit. Pension benefits were enhanced by adding one additional year of pension service and one additional year of age for certain benefit calculations. Approximately 800 participants accepted the offer and retired before July 1, 2019. As a result, the Company incurred a $35 million charge related to these special termination benefits in the second quarter of 2019.
In the fourth quarter of 2019, the Company recognized a non-operating $32 million settlement expense in its U.S. non-qualified pension plan. The charge is related to lump sum payments made to employees at retirement. The settlement expense is an accelerated recognition of past actuarial losses.
In the second quarter of 2020, as a result of the divestiture of the drug delivery business, the Company recognized a curtailment in its United Kingdom Pension Plan. The resulting re-measurement of the pension plan funded status reduced long-term prepaid pension and post retirement assets (located within “other assets” of the Company’s balance sheet) by approximately $80 million, which was offset within accumulated other comprehensive income (located within the equity section of the Company’s balance sheet). The expense impact of this re-measurement was immaterial for the second quarter of 2020 and subsequent periods.
The following tables include a reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets as well as a summary of the related amounts recognized in the Company’s consolidated balance sheet as of December 31 of the respective years. 3M also has certain non-qualified unfunded pension and postretirement benefit plans, inclusive of plans related to supplement/excess benefits for employees impacted by particular relocations and other matters, that individually and in the aggregate are not significant and which are not included in the tables that follow. The obligations for these plans are included within other liabilities in the Company’s consolidated balance sheet and aggregated to less than $40 million as of December 31, 2021 and 2020.

	Qualified and Non-Pension Benefits				Postretirement Benefits
	United States		International
(Millions)	2021	2020	2021	2020	2021	2020
Change in benefit obligation
Benefit obligation at beginning of year	$19,376	$17,935	$8,770	$7,931	$2,397	$2,242
Acquisitions/Transfers	—	—	—	1	—	—
Service cost	286	261	164	152	53	43
Interest cost	360	499	98	117	43	62
Participant contributions	—	—	10	9	—	—
Foreign exchange rate changes	—	—	(325)	427	(4)	(14)
Plan amendments	—	—	1	—	—	—
Actuarial (gain) loss	(588)	1,785	(433)	464	(89)	176
Benefit payments	(1,330)	(1,104)	(298)	(274)	(113)	(107)
Settlements, curtailments, special termination benefits and other	—	—	(45)	(57)	(6)	(5)
Benefit obligation at end of year	$18,104	$19,376	$7,942	$8,770	$2,281	$2,397
Change in plan assets
Fair value of plan assets at beginning of year	17,127	16,099	8,194	6,923	1,376	1,338
Acquisitions/Transfers	—	—	—	—	—	—
Actual return on plan assets	1,079	2,071	321	1,102	93	147
Company contributions	77	61	100	92	3	3
Participant contributions	—	—	10	9	—	—
Foreign exchange rate changes	—	—	(265)	376	—	—
Benefit payments	(1,330)	(1,104)	(298)	(274)	(113)	(107)
Settlements, curtailments, special termination benefits and other	—	—	(46)	(34)	(6)	(5)
Fair value of plan assets at end of year	$16,953	$17,127	$8,016	$8,194	$1,353	$1,376
Funded status at end of year	$(1,151)	$(2,249)	$74	$(576)	$(928)	$(1,021)

Amounts recognized in the Consolidated Balance Sheet as of December 31, (Millions)	Qualified and Non-qualified Pension Benefits				Postretirement Benefits
	United States		International
	2021	2020	2021	2020	2021	2020
Non-current assets	$—	$—	$943	$630	$—	$—
Accrued benefit cost
Current liabilities	(59)	(52)	(14)	(15)	(5)	(4)
Non-current liabilities	(1,092)	(2,197)	(855)	(1,191)	(923)	(1,017)
Ending balance	$(1,151)	$(2,249)	$74	$(576)	$(928)	$(1,021)

Amounts recognized in accumulated other comprehensive income as of December 31, (Millions)	Qualified and Non-qualified Pension Benefits				Postretirement Benefits
	United States		International
	2021	2020	2021	2020	2021	2020
Net transition obligation (asset)	$—	$—	$6	$9	$—	$—
Net actuarial loss (gain)	4,991	6,157	960	1,570	538	702
Prior service cost (credit)	(80)	(104)	3	(2)	(197)	(230)
Ending balance	$4,911	$6,053	$969	$1,577	$341	$472
The balance of amounts recognized for international plans in accumulated other comprehensive income as of December 31 in the preceding table are presented based on the foreign currency exchange rate on that date.
The pension accumulated benefit obligation represents the actuarial present value of benefits based on employee service and compensation as of the measurement date and does not include an assumption about future compensation levels. The following table summarizes the total accumulated benefit obligations, the accumulated benefit obligations and fair value of plan assets for defined benefit pension plans with accumulated benefit obligations in excess of plan assets, and the projected benefit obligation and fair value of plan assets for defined benefit pension plans with projected benefit obligation in excess of plan assets as of December 31:

	Qualified and Non-qualified Pension Plans
	United States		International
(Millions)	2021	2020	2021	2020
Accumulated benefit obligation	$17,305	$18,441	$7,484	$8,181
Plans with accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	$514	$18,441	$2,843	$3,119
Fair value of plan assets	—	17,127	2,194	2,199
Plans with projected benefit obligation in excess of plan assets
Projected benefit obligation	$18,104	$19,376	$3,204	$3,528
Fair value of plan assets	16,953	17,127	2,335	2,322
Components of net periodic cost and other amounts recognized in other comprehensive income
The service cost component of defined benefit net periodic benefit cost is recorded in cost of sales, selling, general and administrative expenses, and research, development and related expenses. As discussed in Note 6, the other components of net periodic benefit cost are reflected in other expense (income), net. Components of net periodic benefit cost and other supplemental information for the years ended December 31 follow:

	Qualified and Non-qualified Pension Benefits						Postretirement Benefits
	United States			International
(Millions)	2021	2020	2019	2021	2020	2019	2021	2020	2019
Net periodic benefit cost (benefit)
Operating expense
Service cost	$286	$261	$251	$164	$152	$131	$53	$43	$43
Non-operating expense
Interest cost	360	499	620	98	117	156	43	62	82
Expected return on plan assets	(1,055)	(1,046)	(1,024)	(326)	(306)	(295)	(78)	(80)	(78)
Amortization of transition asset	—	—	—	2	2	—	—	—	—
Amortization of prior service benefit	(24)	(24)	(24)	(3)	(5)	(12)	(33)	(33)	(33)
Amortization of net actuarial loss	529	491	398	104	121	89	56	47	37
Settlements, curtailments, special termination benefits and other	24	16	70	3	1	10	3	3	5
Total non-operating expense (benefit)	(166)	(64)	40	(122)	(70)	(52)	(9)	(1)	13
Total net periodic benefit cost (benefit)	$120	$197	$291	$42	$82	$79	$44	$42	$56
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Amortization of transition asset	$—	$—	$—	$(2)	$(2)	$—	$—	$—	$—
Prior service cost (benefit)	—	—	—	1	—	3	—	—	(171)
Amortization of prior service benefit	24	24	24	3	5	12	33	33	33
Net actuarial (gain) loss	(614)	760	910	(434)	(358)	340	(104)	108	117
Amortization of net actuarial loss	(529)	(491)	(398)	(104)	(121)	(89)	(56)	(47)	(37)
Foreign currency	—	—	—	(71)	79	7	(1)	(7)	(1)
Settlements, curtailments, special termination benefits and other	(23)	(16)	(35)	(1)	(1)	(8)	(3)	(3)	(5)
Total recognized in other comprehensive (income) loss	$(1,142)	$277	$501	$(608)	$(398)	$265	$(131)	$84	$(64)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$(1,022)	$474	$792	$(566)	$(316)	$344	$(87)	$126	$(8)
Weighted-average assumptions used to determine benefit obligations as of December 31

	Qualified and Non-qualified Pension Benefits						Postretirement Benefits
	United States			International
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Discount rate	2.89%	2.55%	3.25%	1.80%	1.38%	1.81%	2.88%	2.50%	3.27%
Compensation rate increase	3.21%	3.21%	3.21%	2.86%	2.88%	2.88%	N/A	N/A	N/A
Weighted-average assumptions used to determine net cost for years ended December 31

	Qualified and Non-qualified Pension Benefits						Postretirement Benefits
	United States			International
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Discount rate - service cost	2.81%	3.41%	4.44%	1.23%	1.61%	2.39%	3.21%	3.45%	4.53%
Discount rate - interest cost	1.92%	2.87%	4.02%	1.13%	1.61%	2.26%	2.20%	3.00%	4.15%
Expected return on assets	6.50%	6.75%	7.00%	4.36%	4.70%	4.90%	6.15%	6.32%	6.43%
Compensation rate increase	3.21%	3.21%	4.10%	2.88%	2.88%	2.89%	N/A	N/A	N/A
The Company provides eligible retirees in the U.S. postretirement health care benefit plans to a savings account benefits-based plan. The contributions provided by the Company to the health savings accounts increase 3 percent per year for employees who retired prior to January 1, 2016 and increase 1.5 percent for employees who retire on or after January 1, 2016. Therefore, the Company no longer has material exposure to health care cost inflation.
The Company determines the discount rate used to measure plan liabilities as of the December 31 measurement date for the pension and postretirement benefit plans, which is also the date used for the related annual measurement assumptions. The discount rate reflects the current rate at which the associated liabilities could be effectively settled at the end of the year. The Company sets its rate to reflect the yield of a portfolio of high quality, fixed-income debt instruments that would produce cash flows sufficient in timing and amount to settle projected future benefits. Using this methodology, the Company determined a discount rate of 2.89% for the U.S. pension plans and 2.88% for the postretirement benefit plans as of December 31, 2021, which is an increase of 0.34 percentage points and 0.38 percentage points, respectively, from the rates used as of December 31, 2020. An increase in the discount rate decreases the Projected Benefit Obligation (PBO), the increase in the discount rate as of December 31, 2021 resulted in an approximately $0.9 billion lower benefit obligation for the U.S. pension and postretirement plans.
The Company measures service cost and interest cost separately using the spot yield curve approach applied to each corresponding obligation. Service costs are determined based on duration-specific spot rates applied to the service cost cash flows. The interest cost calculation is determined by applying duration-specific spot rates to the year-by-year projected benefit payments. The spot yield curve approach does not affect the measurement of the total benefit obligations as the change in service and interest costs offset in the actuarial gains and losses recorded in other comprehensive income.
For the primary U.S. qualified pension plan, the Company’s assumption for the expected return on plan assets was 6.50% in 2021. Projected returns are based primarily on broad, publicly traded equity and fixed-income indices and forward-looking estimates of active portfolio and investment management. As of December 31, 2021, the Company’s 2022 expected long-term rate of return on U.S. plan assets is 6.00%. The expected return assumption is based on the strategic asset allocation of the plan, long term capital market return expectations and expected performance from active investment management. The 2021 expected long-term rate of return is based on an asset allocation assumption of 22% global equities, 12% private equities, 50% fixed-income securities, and 16% absolute return investments independent of traditional performance benchmarks, along with positive returns from active investment management. The actual net rate of return on plan assets in 2021 was 6.7%. In 2020 the plan earned a rate of return of 13.6% and in 2019 earned a return of 16.3%. The average annual actual return on the plan assets over the past 10 and 25 years has been 8.6% and 8.7%, respectively. Return on assets assumptions for international pension and other post-retirement benefit plans are calculated on a plan-by-plan basis using plan asset allocations and expected long-term rate of return assumptions.
As of December 31, 2019, the Company converted to the “Pri-2012 Aggregate Mortality Table”. In 2021 the Company updated the mortality improvement scales to the Society of Actuaries Scale MP- 2021. The December 31, 2021 update resulted in an immaterial increase to the U.S. pension PBO and U.S. accumulated postretirement benefit obligations.
During 2021, the Company contributed $177 million to its U.S. and international pension plans and $3 million to its postretirement plans. During 2020, the Company contributed $153 million to its U.S. and international pension plans and $3 million to its postretirement plans. In 2022, the Company expects to contribute an amount in the range of $100 million to $200 million of cash to its U.S. and international retirement plans. The Company does not have a required minimum cash pension contribution obligation for its U.S. plans in 2022. Future contributions will depend on market conditions, interest rates and other factors.
Future Pension and Postretirement Benefit Payments
The following table provides the estimated pension and postretirement benefit payments that are payable from the plans to participants.

	Qualified and Non-qualified Pension Benefits		Postretirement Benefits
(Millions)	United States	International
2022 Benefit Payments	$1,120	$271	$131
2023 Benefit Payments	1,123	277	137
2024 Benefit Payments	1,122	290	144
2025 Benefit Payments	1,119	305	149
2026 Benefit Payments	1,118	320	155
Next five years	5,461	1,724	796
Plan Asset Management
3M’s investment strategy for its pension and postretirement plans is to manage the funds on a going-concern basis. The primary goal of the trust funds is to meet the obligations as required. The secondary goal is to earn the highest rate of return possible, without jeopardizing its primary goal, and without subjecting the Company to an undue amount of contribution risk. Fund returns are used to help finance present and future obligations to the extent possible within actuarially determined funding limits and tax-determined asset limits, thus reducing the potential need for additional contributions from 3M. The investment strategy has used long duration cash bonds and derivative instruments to offset a significant portion of the interest rate sensitivity of U.S. pension liabilities.
Normally, 3M does not buy or sell any of its own securities as a direct investment for its pension and other postretirement benefit funds. However, due to external investment management of the funds, the plans may indirectly buy, sell or hold 3M securities. The aggregate amount of 3M securities are not considered to be material relative to the aggregate fund percentages.
The discussion that follows references the fair value measurements of certain assets in terms of levels 1, 2 and 3. See Note 15 for descriptions of these levels. While the company believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
U.S. Pension Plans and Postretirement Benefit Plan Assets
In order to achieve the investment objectives in the U.S. pension plans and U.S. postretirement benefit plans, the investment policies include a target strategic asset allocation. The investment policies allow some tolerance around the target in recognition that market fluctuations and illiquidity of some investments may cause the allocation to a specific asset class to vary from the target allocation, potentially for long periods of time. Acceptable ranges have been designed to allow for deviation from strategic targets and to allow for the opportunity for tactical over- and under-weights. The portfolios will normally be rebalanced when the quarter-end asset allocation deviates from acceptable ranges. The allocation is reviewed regularly by the named fiduciary of the plans. Approximately 65% of the postretirement benefit plan assets are in a 401(h) account. The 401(h) account assets are in the same trust as the primary U.S. pension plan and invested with the same investment objectives as the primary U.S. pension plan.
The fair values of the assets held by the U.S. pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at December 31,
	Level 1		Level 2		Level 3
Asset Class (Millions)	2021	2020	2021	2020	2021	2020	2021	2020
Equities
U.S. equities	$1,875	$2,082	$—	$—	$—	$—	$1,875	$2,082
Non-U.S. equities	1,465	2,041	—	—	—	—	1,465	2,041
Index and long/short equity funds*							404	433
Total Equities	3,340	4,123	—	—	—	—	3,744	4,556
Fixed Income
U.S. government securities	1,417	1,301	716	978	—	—	2,133	2,279
Non-U.S. government securities	—	—	89	71	—	—	89	71
Preferred and convertible securities	—	—	54	55	—	—	54	55
U.S. corporate bonds	11	10	4,620	4,501	—	—	4,631	4,511
Non-U.S. corporate bonds	—	—	883	820	—	—	883	820
Derivative instruments	11	(4)	6	7	—	—	17	3
Other*							132	71
Total Fixed Income	1,439	1,307	6,368	6,432	—	—	7,939	7,810
Private Equity
Growth equity	58	70	—	—	—	—	58	70
Partnership investments*							2,003	1,801
Total Private Equity	58	70	—	—	—	—	2,061	1,871
Absolute Return
Fixed income and other	1	—	166	134	—	—	167	134
Hedge fund/fund of funds*							1,943	2,046
Partnership investments*							617	567
Total Absolute Return	1	—	166	134	—	—	2,727	2,747
Cash and Cash Equivalents
Cash and cash equivalents	11	25	9	12	—	—	20	37
Repurchase agreements and derivative margin activity	—	—	—	(6)	—	—	—	(6)
Cash and cash equivalents, valued at net asset value*							678	475
Total Cash and Cash Equivalents	11	25	9	6	—	—	698	506
Total	$4,849	$5,525	$6,543	$6,572	$—	$—	$17,169	$17,490
Other items to reconcile to fair value of plan assets							(216)	(363)
Fair value of plan assets							$16,953	$17,127
* In accordance with ASC 820-10, certain investments that are measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding and is determined by the investment manager or custodian of the fund. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the fair value of plan assets.
The fair values of the assets held by the postretirement benefit plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at December 31,
	Level 1		Level 2		Level 3
Asset Class (Millions)	2021	2020	2021	2020	2021	2020	2021	2020
Equities
U.S. equities	$292	$347	$—	$—	$—	$—	$292	$347
Non-U.S. equities	80	103	—	—	—	—	80	103
Index and long/short equity funds*							28	31
Total Equities	372	450	—	—	—	—	400	481
Fixed Income
U.S. government securities	109	95	180	214	—	—	289	309
Non-U.S. government securities	—	—	7	6	—	—	7	6
U.S. corporate bonds	1	1	291	267	—	—	292	268
Non-U.S. corporate bonds	—	—	59	52	—	—	59	52
Derivative instruments	—	—	—	—	—	—	—	—
Other*							7	3
Total Fixed Income	110	96	537	539	—	—	654	638
Private Equity
Growth equity	3	3	—	—	—	—	3	3
Partnership investments*							107	95
Total Private Equity	3	3	—	—	—	—	110	98
Absolute Return
Fixed income and other	—	—	9	7	—	—	9	7
Hedge fund/fund of funds*							102	100
Partnership investments*							32	28
Total Absolute Return	—	—	9	7	—	—	143	135
Cash and Cash Equivalents
Cash and cash equivalents	20	25	—	1	—	—	20	26
Cash and cash equivalents, valued at net asset value*							36	23
Total Cash and Cash Equivalents	20	25	—	1	—	—	56	49
Total	$505	$574	$546	$547	$—	$—	$1,363	$1,401
Other items to reconcile to fair value of plan assets							(10)	(25)
Fair value of plan assets							$1,353	$1,376
*In accordance with ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding and is determined by the investment manager or custodian of the fund. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the fair value of plan assets.
Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded.
Fixed income includes derivative instruments such as credit default swaps, interest rate swaps and futures contracts. Corporate debt includes bonds and notes, asset backed securities, collateralized mortgage obligations and private placements. Swaps and derivative instruments are valued by the custodian using closing market swap curves and market derived inputs. U.S. government and government agency bonds and notes are valued at the closing price reported in the active market in which the individual security is traded. Corporate bonds and notes, asset backed securities and collateralized mortgage obligations are valued at either the yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flow approach that utilizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks. Private placements are valued by the custodian using recognized pricing services and sources.
The private equity portfolio is a diversified mix of derivative instruments, growth equity and partnership interests. Growth equity investments are valued at the closing price reported in the active market in which the individual securities are traded.
Absolute return consists primarily of partnership interests in hedge funds, hedge fund of funds or other private fund vehicles. Corporate debt instruments are valued at either the yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flow approach that utilizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risk ratings.
Other items to reconcile to fair value of plan assets include, interest receivables, amounts due for securities sold, amounts payable for securities purchased and interest payable.
There were no level 3 assets in the fair values of the U.S. pension and postretirement plans assets for the periods ended December 31, 2021 and 2020.
International Pension Plans Assets
Outside the U.S., pension plan assets are typically managed by decentralized fiduciary committees. The disclosure below of asset categories is presented in aggregate for over 70 defined benefit plans in 25 countries; however, there is significant variation in asset allocation policy from country to country. Local regulations, local funding rules, and local financial and tax considerations are part of the funding and investment allocation process in each country. The Company provides standard funding and investment guidance to all international plans with more focused guidance to the larger plans.
Each plan has its own strategic asset allocation. The asset allocations are reviewed periodically and rebalanced when necessary.
The fair values of the assets held by the international pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at December 31,
	Level 1		Level 2		Level 3
Asset Class (Millions)	2021	2020	2021	2020	2021	2020	2021	2020
Equities
Growth equities	$315	$547	$181	$209	$—	$—	$496	$756
Value equities	328	659	15	396	—	—	343	1,055
Core equities	107	46	547	99	5	4	659	149
Equities, valued at net asset value*							2	74
Total Equities	750	1,252	743	704	5	4	1,500	2,034
Fixed Income
Domestic government	73	71	1,039	1,045	4	5	1,116	1,121
Foreign government	22	33	458	476	—	—	480	509
Corporate debt securities	32	34	2,389	2,470	10	11	2,431	2,515
Fixed income securities, valued at net asset value*							893	563
Total Fixed Income	127	138	3,886	3,991	14	16	4,920	4,708
Private Equity
Real estate	2	128	58	86	5	5	65	219
Real estate, valued at net asset value*							163	92
Partnership investments*							226	116
Total Private Equity	2	128	58	86	5	5	454	427
Absolute Return
Derivatives	—	—	20	1	—	—	20	1
Insurance	—	—	—	—	504	555	504	555
Other	7	8	—	—	6	6	13	14
Other, valued at net asset value*							—	1
Hedge funds*							535	410
Total Absolute Return	7	8	20	1	510	561	1,072	981
Cash and Cash Equivalents
Cash and cash equivalents	145	149	46	51	—	—	191	200
Cash and cash equivalents, valued at net asset value*							1	1
Total Cash and Cash Equivalents	145	149	46	51	—	—	192	201
Total	$1,031	$1,675	$4,753	$4,833	$534	$586	$8,138	$8,351
Other items to reconcile to fair value of plan assets							(122)	(157)
Fair value of plan assets							$8,016	$8,194
*In accordance with ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding and is determined by the investment manager or custodian of the fund. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the fair value of plan assets.
Equities consist primarily of mandates in public equity securities managed to various public equity indices. Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded.
Fixed Income investments include domestic and foreign government, and corporate, (including mortgage backed and other debt) securities. Governments, corporate bonds and notes and mortgage backed securities are valued at the closing price reported if traded on an active market or at yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flow approach that utilizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks.
Private equity funds consist of partnership interests in a variety of funds. Real estate consists of property funds and REITS (Real Estate Investment Trusts). REITS are valued at the closing price reported in the active market in which it is traded.
Absolute return consists of private partnership interests in hedge funds, insurance contracts, derivative instruments, hedge fund of funds, and other alternative investments. Insurance consists of insurance contracts, which are valued using cash surrender values which is the amount the plan would receive if the contract was cashed out at year end. Derivative instruments consist of various swaps and bond futures that are used to help manage risks.
Other items to reconcile to fair value of plan assets include the net of interest receivables, amounts due for securities sold, amounts payable for securities purchased and interest payable.
The balances of and changes in the fair values of the international pension plans’ level 3 assets consist primarily of insurance contracts under the absolute return asset class. In 2021 the aggregate of net purchases and net unrealized gains and losses decreased this balance by $7 million and the change in currency exchange rates decreased this balance by $44 million for a net decrease of $51 million. In 2020 the aggregate net purchases and net unrealized gains decreased this balance by $1 million and the change in currency exchange rates increased the balance by $44 million for a net increase to this balance of $43 million.